Financial Instruments - Maturities of Undiscounted Cash Flows for Financial Liabilities and Off Balance Sheet Commitments (Detail) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Maturity Analysis For Financial Liabilities [line items]
Other financial liabilities at fair value through profit or loss	£ 1,713	£ 6,286
Deposits by customers	181,883	178,090
Deposits by banks	14,353	17,221
Repurchase agreements–non trading	18,286	10,910
Debt securities in issue	41,129	46,692
Subordinated liabilities	3,528	3,601
Undiscounted Cash Flow [member]
Disclosure Of Maturity Analysis For Financial Liabilities [line items]
Derivative financial instruments	1,495	1,532
Other financial liabilities at fair value through profit or loss	1,796	6,496
Deposits by customers	182,655	178,443
Deposits by banks	14,519	17,438
Repurchase agreements–non trading	18,308	11,441
Debt securities in issue	42,828	48,649
Subordinated liabilities	5,870	6,377
Financial liabilities	267,471	270,376
Off-balance sheet commitments given	40,344	40,019
Undiscounted Cash Flow [member] | On Demand [member]
Disclosure Of Maturity Analysis For Financial Liabilities [line items]
Derivative financial instruments	9
Other financial liabilities at fair value through profit or loss	1	11
Deposits by customers	160,833	159,009
Deposits by banks	2,711	5,096
Repurchase agreements–non trading	6	2
Debt securities in issue	0
Subordinated liabilities	0
Financial liabilities	163,560	164,118
Off-balance sheet commitments given	18,907	18,667
Undiscounted Cash Flow [member] | Not Later Than Three Months [member]
Disclosure Of Maturity Analysis For Financial Liabilities [line items]
Derivative financial instruments	243	431
Other financial liabilities at fair value through profit or loss	6	2,146
Deposits by customers	2,531	3,422
Deposits by banks	486	1,100
Repurchase agreements–non trading	15,878	9,101
Debt securities in issue	7,129	9,157
Subordinated liabilities	239	255
Financial liabilities	26,512	25,612
Off-balance sheet commitments given	7,829	5,843
Undiscounted Cash Flow [member] | Later Than Three Months and Not Later Than One Year [member]
Disclosure Of Maturity Analysis For Financial Liabilities [line items]
Derivative financial instruments	293	57
Other financial liabilities at fair value through profit or loss	203	76
Deposits by customers	6,476	9,491
Deposits by banks	4,764	90
Repurchase agreements–non trading	1,578	972
Debt securities in issue	8,702	5,520
Subordinated liabilities	131	134
Financial liabilities	22,147	16,340
Off-balance sheet commitments given	840	670
Undiscounted Cash Flow [member] | Later Than One Year and Not Later Than Five Years [member]
Disclosure Of Maturity Analysis For Financial Liabilities [line items]
Derivative financial instruments	418	41
Other financial liabilities at fair value through profit or loss	617	408
Deposits by customers	9,770	5,216
Deposits by banks	6,338	11,100
Repurchase agreements–non trading	846	849
Debt securities in issue	18,100	23,051
Subordinated liabilities	1,539	709
Financial liabilities	37,628	41,374
Off-balance sheet commitments given	11,490	13,413
Undiscounted Cash Flow [member] | Later Than Five Years [member]
Disclosure Of Maturity Analysis For Financial Liabilities [line items]
Derivative financial instruments	532	1,003
Other financial liabilities at fair value through profit or loss	969	3,855
Deposits by customers	3,045	1,305
Deposits by banks	220	52
Repurchase agreements–non trading	0	517
Debt securities in issue	8,897	10,921
Subordinated liabilities	3,961	5,279
Financial liabilities	17,624	22,932
Off-balance sheet commitments given	£ 1,278	£ 1,426